Post-Employment Benefits - Summary of Financial Position Related to Defined Benefit Pensions and Other Post Employment Plans (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Actual return on plan assets	$ 33	$ 1,232
Immaterial subsidiaries [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability		$ 3